16. Deposits from the Brazilian Central Bank and Deposits from credit institutions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposits From The Brazilian Central Bank And Deposits From Credit Institutions Currency [Abstract]
Reais	R$ 77,743,482	R$ 58,282,793	R$ 74,159,613
Euro	13,156	39,522	105,119
US dollar	53,900,324	40,949,100	24,758,074
Total	R$ 131,656,962	R$ 99,271,415	R$ 99,022,806